Offerings - Offering: 1	Dec. 18, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Amount Registered | shares	3,103,449
Maximum Aggregate Offering Price	$ 37,755,228
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,780.33
Offering Note
(1)
The amount in the “Amount Registered” column represents the estimated maximum number of shares of common stock, $1.00 par value, of First Commonwealth Financial Corporation (“First Commonwealth” and such shares, the “First Commonwealth common stock”) to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of December 18, 2024, by and among First Commonwealth and CenterGroup Financial, Inc. (as may be amended, the “merger agreement” and such transactions contemplated thereby, the “merger”) and is based upon the product of (x) the maximum number of shares of common stock, no par value per share (“CenterGroup common stock”), outstanding as of January 27, 2025 or issuable or that may be assumed or exchanged in connection with the merger, collectively equal to 508,762, multiplied by (y) the exchange ratio of 6.10 shares of First Commonwealth common stock for each share of CenterGroup common stock.

The amount in the “Maximum Aggregate Offering Price” column is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rule 457(f)(2) and Rule 457(f)(3) promulgated thereunder. CenterGroup Financial, Inc. is a private company and no market exists for CenterGroup common stock. The proposed maximum aggregate offering price is equal to (a) the product of (x) $74.21, the book value of shares of CenterGroup common stock as of December 31, 2024, and (y) 508,762, the estimated maximum number of shares of CenterGroup common stock that may be converted into the securities being registered.